Borrowings - Schedule of Debt (Detail) - Successor [Member] - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Short-term and other borrowings	$ 27.4	$ 12.9
Unamortized original issue discount	(16.4)	(18.3)	$ (22.7)
Unamortized deferred financing costs, net	(75.0)	(82.1)	(98.8)
Debt and Capital Lease Obligations	3,559.3	3,614.3	3,822.1
Short term borrowings	23.2	12.2	18.2
Other borrowings		0.7
Current portion of long-term borrowings	27.5	27.9	28.5
Long-term borrowings	3,508.6	3,574.2	3,775.4
Dollar Term Loan Due 2020 [Member]
Debt Instrument [Line Items]
Term loan	2,154.0	2,165.5	2,282.8
Euro Term Loan Due 2020 [Member]
Debt Instrument [Line Items]
Term loan	439.2	481.0	547.7
Dollar Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes	750.0	750.0	750.0
Euro Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes	$ 280.1	$ 305.3	$ 344.9